Provisions - Summary of Provisions (Paranthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Provided	$ 54
Exceptional Items Member [Member]
Disclosure of other provisions [line items]
Provided	$ 28